Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

February 22, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Brion R. Thompson

Re:	UBS Tamarack International Fund, L.L.C. File Nos. 333-149659; 811-10341

Ladies and Gentlemen,

On behalf of UBS Tamarack International Fund, L.L.C. (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 23 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended ) (the "Amendment").

We hereby request that the Amendment be given a selective review.  The prospectus and statement of additional information (“SAI”) contained in this Amendment are substantially identical to the definitive versions of the prospectus and SAI filed pursuant to Rule 497 under the 1933 Act on May 6, 2009 (Reg. No. 333-149658), except for the updating of financial information and other general updating of information, and the inclusion of information in response to the recent amendments to Item 18 of Form N-2.  The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed pursuant to Rule 497 under the 1933 Act on May 6, 2009.

We propose to file an additional amendment to the Fund’s Registration Statement following completion of the audit of the Fund’s 2009 financial statements and receipt of your comments, if any, to the accompanying filing in order to formally incorporate the 2009 financial statements and complete other omitted data.

Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.5790.

Very truly yours,

/s/  Gary L. Granik
Gary L. Granik

cc:  Brad A. Green